Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Derivatives, Accounting Method and Presentation
For each derivative, the accounting method and presentation of gains and losses or revenue and expense in the consolidated statements of operations are as follows:

Classification of Contract	Accounting Method	Presentation of Gains & Losses or Revenue & Expense
Cash Flow Hedge	Hedge method (a)	Gross basis in the same consolidated statements of operations category as the related hedged item

Fair Value Hedge	Hedge method (a)	Gross basis in the same consolidated statements of operations category as the related hedged item

Normal Purchases or Normal Sales	Accrual method (b)	Gross basis upon settlement in the corresponding consolidated statements of operations category based on purchase or sale

Other Non-Trading Derivative Activity	Mark-to-market method (c)	Net basis in gains and losses from commodity derivative activity
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(a)
Hedge method - An accounting method whereby the change in the fair value of the asset or liability is recorded in the consolidated balance sheets as unrealized gains or unrealized losses on derivative instruments. For cash flow hedges, there is no recognition in the consolidated statements of operations for the effective portion until the service is provided or the associated delivery period impacts earnings. For fair value hedges, the change in the fair value of the asset or liability, as well as the offsetting changes in value of the hedged item, are recognized in the consolidated statements of operations in the same category as the related hedged item.

(b)
Accrual method - An accounting method whereby there is no recognition in the consolidated balance sheets or consolidated statements of operations for changes in fair value of a contract until the service is provided or the associated delivery period impacts earnings.

(c)
Mark-to-market method - An accounting method whereby the change in the fair value of the asset or liability is recognized in the consolidated statements of operations in gains and losses from commodity derivative activity during the current period.